Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Selling, General and Administrative Expense [Abstract]
Personnel expenses	¥ 71,969	¥ 64,511	¥ 144,462	¥ 128,129
Selling expenses	16,432	14,052	32,209	28,613
Administrative expenses	33,341	29,565	64,774	57,801
Depreciation of office facilities	2,057	2,124	4,439	4,076
Total	¥ 123,799	¥ 110,252	¥ 245,884	¥ 218,619